PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Investor:

I'm pleased to present the Semi-Annual Report to Shareholders for Federated High Yield Trust. The Report covers the six-month period ended August 31, 1995, and includes the Investment Review, Portfolio of Investments, and Financial Statements.

This mutual fund pursues the significant opportunities available in the lower-grade corporate bond market through a carefully researched, highly diversified portfolio that spans virtually the entire industrial spectrum. On the last day of the reporting period, the Trust's portfolio included more than 120 companies across 33 industries.

During the six-month period ended August 31, 1995, the Trust paid dividends of $0.41 per share, for a total of $23.9 million. The Trust's net asset value rose from $8.57 on the first day of the period to $8.84 on the last day of the period. The total return was 8.07%.* At the end of the period, the Trust's net assets stood at $544 million.

Thank you for selecting Federated High Yield Trust. Your comments and questions are always welcome.

Sincerely,

LOGO
Glen R. Johnson
President
October 15, 1995
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

The substantial decline in interest rates has been the dominant factor in the attractive performance of fixed income securities so far in 1995. For example, the yield on a 10-year U.S. Treasury security declined approximately 88 basis points during the six-month period ended August 31, 1995. High yield securities participated in this rally along with higher quality securities. However, the high yield market did experience some divergent performance during the period as higher quality high yield bonds outperformed lower quality high yield securities for two reasons. First, the higher quality sector of the market is typically more interest rate sensitive and thus benefited more from the decline in interest rates. Second, economic concerns increased as the period progressed. This caused investors to demand higher yields for lower quality high yield bonds to compensate for the increased uncertainty implicit in the lower quality issuers.

Federated High Yield Trust generated attractive total returns for the six-month period ended August 31, 1995. The Trust had a total return of 8.07% which was modestly below the Lipper High Current Yield Funds Average which returned 8.22% and compared favorably with the Lehman Brothers Single B Rated Index on a gross basis which returned 8.09%.*+ Several factors benefited the Trust's performance. First, the Trust altered its portfolio in the later stages of 1994, by emphasizing higher quality issuers within the high yield market and decreasing its exposure to issuers in cyclical industries. This positioned the Trust to have greater interest rate sensitivity through the higher quality issuers and also protected the Trust from some credit spread widening in response to an uncertain economic environment. Second, the Trust benefited from an increase in corporate merger and acquisition activity. For example, the Trust's positions in Doehler Jarvis, Surgical Health and Truck Components were all tendered for attractive prices after the companies were acquired. Third, the Trust was positively influenced by an overweighting in the broadcast TV and the cable TV sectors which performed well in light of positive fundamentals and regulatory changes. The Trust also had limited exposure to the general retail area which performed poorly. Finally, several specific securities outperformed the overall market in response to issuer specific developments. These would include NEXTEL, California Energy, Revlon and PanAmSat.

During the period, several negative factors impacted the Trust. The Trust has no exposure to the casino sector which rebounded from a poor performance in 1994 to outperform the overall market so far in 1995. Second, while the Trust did reduce its cyclical exposure throughout the time period, remaining holdings in these sectors tended to underperform. Finally, the Trust experienced some cash flow volatility during the period which impacted performance.

We continue to be optimistic on the outlook for high yield securities over the next three to six months based on several factors. First, sluggish economic growth coupled with good news on the inflation front should result in stable to declining interest rates. While the pace of the economy is of some concern the Trust's management expects economic growth to remain positive, thus limiting credit concerns. Second, we expect high yield companies to continue to issue equity in order to pay down debt which is a positive credit event for the issuing company. We also expect corporate merger and acquisition activity, which typically is a positive for high yield issuers, to remain robust.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ This index is unmanaged.

--------------------------------------------------------------------------------

Given this outlook, the Trust's management continues to emphasize a modestly higher quality profile within the high yield market. We have also reduced exposure to issuers in cyclical industries in response to slowing economic growth and pricing considerations. Exposure has been increased in issuers in growing industries such as cable TV , broadcast TV and telecommunications. We believe that the key to superior performance in the near future will be the result of specific issuer selection and we remain very disciplined in our evaluation of potential portfolio holdings.


FEDERATED HIGH YIELD TRUST

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------          -------------------------------------------------------------   ------------
CORPORATE BONDS--90.2%
----------------------------------------------------------------------------------
                     AEROSPACE & DEFENSE--0.6%
                     -------------------------------------------------------------
$ 3,350,000          Tracor, Inc., Sr. Sub. Note, 10.875%, 8/15/2001                 $  3,475,625
                     -------------------------------------------------------------   ------------
                     AUTOMOTIVE--2.4%
                     -------------------------------------------------------------
  4,250,000          Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004        4,526,250
                     -------------------------------------------------------------
  1,000,000          Aftermarket Technology Co., Sr. Sub. Note, Series C, 12.00%,
                     8/1/2004                                                           1,065,000
                     -------------------------------------------------------------
  2,600,000          Exide Corp., Sr. Note, 10.00%, 4/15/2005                           2,723,500
                     -------------------------------------------------------------
  1,000,000          Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                       952,500
                     -------------------------------------------------------------
  4,000,000          Motor Wheel Corp., Sr. Note, 11.50%, 3/1/2000                      3,660,000
                     -------------------------------------------------------------   ------------
                     Total                                                             12,927,250
                     -------------------------------------------------------------   ------------
                     BANKING--1.3%
                     -------------------------------------------------------------
  3,700,000          Dime Bancorp, Inc., Sr. Note, 10.50%, 11/15/2005                   4,077,142
                     -------------------------------------------------------------
  3,125,000          First Nationwide Holdings, Inc., Sr. Note, 12.25%, 5/15/2001       3,367,187
                     -------------------------------------------------------------   ------------
                     Total                                                              7,444,329
                     -------------------------------------------------------------   ------------
                     BEVERAGE & TOBACCO--0.5%
                     -------------------------------------------------------------
  1,000,000          Cott Corp., Sr. Note, 9.375%, 7/1/2005                             1,008,750
                     -------------------------------------------------------------
  2,000,000          Dr. Pepper Bottling Holdings Co., Sr. Disc. Note, 0/11.625%,
                     2/15/2003                                                          1,540,000
                     -------------------------------------------------------------   ------------
                     Total                                                              2,548,750
                     -------------------------------------------------------------   ------------
                     BROADCAST RADIO & TV--6.4%
                     -------------------------------------------------------------
  3,000,000          Ackerley Communications, Inc., Sr. Secd. Note, 10.75%,
                     10/1/2003                                                          3,165,000
                     -------------------------------------------------------------
  3,750,000          Allbritton Communication Co., Sr. Sub. Note, 11.50%,
                     8/15/2004                                                          3,993,750
                     -------------------------------------------------------------
  1,250,000      (a) Benedek Broadcasting Corp., Sr. Secd. Note, 11.875%, 3/1/2005      1,309,375
                     -------------------------------------------------------------
  3,250,000          Chancellor Broadcasting Co., Sr. Sub. Note, 12.50%, 10/1/2004      3,404,375
                     -------------------------------------------------------------
  3,500,000      (a) Granite Broadcasting Corp., Sr. Sub. Deb., 10.375%, 5/15/2005      3,565,625
                     -------------------------------------------------------------
  2,000,000          Granite Broadcasting Corp., Sr. Sub. Deb., 12.75%, 9/1/2002        2,205,000
                     -------------------------------------------------------------
  4,000,000          NWCG Holding Corp., Sr. Disc. Note, 13.50% accrual, 6/15/1999      2,645,000
                     -------------------------------------------------------------



FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------          -------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
                     BROADCAST RADIO & TV--CONTINUED
                     -------------------------------------------------------------
$ 3,050,000      (a) Pegasus Media, Unit, 12.50%, 7/1/2005                           $  3,111,000
                     -------------------------------------------------------------
  1,500,000          SCI Television, Inc., Sr. Secd. Note, 11.00%, 6/30/2005            1,580,625
                     -------------------------------------------------------------
  3,550,000          Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 12/15/2003        3,589,938
                     -------------------------------------------------------------
  2,300,000          Sinclair Broadcast Group, Sr. Sub. Note, 10.00%, 9/30/2005         2,328,750
                     -------------------------------------------------------------
  2,250,000          Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005        2,351,250
                     -------------------------------------------------------------
  1,250,000          Young Broadcasting, Inc., Sr. Sub. Note, 11.75%, 11/15/2004        1,393,750
                     -------------------------------------------------------------   ------------
                     Total                                                             34,643,438
                     -------------------------------------------------------------   ------------
                     BUSINESS EQUIPMENT & SERVICES--1.6%
                     -------------------------------------------------------------
  3,800,000      (a) Monarch Acquisition Corp., Sr. Note, 12.50%, 7/1/2003              3,876,000
                     -------------------------------------------------------------
    285,885          San Jacinto Holdings, Inc., Sr. Sub. Note, 8.00%, 12/31/2000         145,801
                     -------------------------------------------------------------
    545,000          San Jacinto Holdings, Inc., Sub. PIK Deb., 8.00%, 12/31/2000         397,850
                     -------------------------------------------------------------
  4,200,000      (a) United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005      4,420,500
                     -------------------------------------------------------------   ------------
                     Total                                                              8,840,151
                     -------------------------------------------------------------   ------------
                     CABLE TELEVISION--7.7%
                     -------------------------------------------------------------
  5,300,000          Australis Media Limited, Unit, 0/14.00%, 5/15/2003                 3,166,750
                     -------------------------------------------------------------
  4,000,000          CF Cable TV, Inc., Sr. Secd. 2nd Priority Note, 11.625%,
                     2/15/2005                                                          4,330,000
                     -------------------------------------------------------------
  3,000,000          Cablevision Systems Co., Sr. Sub. Deb., 9.875%, 2/15/2013          3,255,000
                     -------------------------------------------------------------
  7,100,000          Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                 7,348,500
                     -------------------------------------------------------------
  2,000,000          Diamond Cable Co., Sr. Disc. Note, 0/13.25%, 9/30/2004             1,275,000
                     -------------------------------------------------------------
  5,250,000          International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/10.875%,
                     10/15/2003                                                         3,465,000
                     -------------------------------------------------------------
  2,200,000          International Cabletel, Inc., Sr. Note, 0/12.75%, 4/15/2005        1,276,000
                     -------------------------------------------------------------
  3,100,000          Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005             3,262,750
                     -------------------------------------------------------------
  7,200,000          Peoples Choice TV Corp., Unit, 0/13.125%, 6/1/2004                 3,330,000
                     -------------------------------------------------------------
  2,500,000          Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note,
                     10.00%, 3/15/2005                                                  2,584,375
                     -------------------------------------------------------------
  7,500,000          Rogers Cablesystems Ltd., Sr. Secd. Note, 9.65%, 1/15/2014         4,718,913
                     -------------------------------------------------------------
  7,000,000          Videotron Holdings PLC, Sr. Disc. Note, 0/11.00%, 8/15/2005        3,902,500
                     -------------------------------------------------------------   ------------
                     Total                                                             41,914,788
                     -------------------------------------------------------------   ------------



FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------          -------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
                     CHEMICALS & PLASTICS--7.8%
                     -------------------------------------------------------------
$ 5,800,000          Arcadian Partners L.P., Sr. Note, Series B, 10.75%, 5/1/2005    $  6,061,000
                     -------------------------------------------------------------
  3,250,000      (a) Crain Industries, Inc., Sr. Sub. Note, 13.50%, 8/15/2005           3,282,500
                     -------------------------------------------------------------
  5,000,000          Foamex Capital Corp., Sr. Sub. Deb., 11.875%, 10/1/2004            4,925,000
                     -------------------------------------------------------------
 11,750,000          G-I Holdings, Inc., Sr. Disc. Note, 11.375% accrual,
                     10/1/1998                                                          8,460,000
                     -------------------------------------------------------------
  5,300,000          Harris Chemical North America, Inc., Sr. Secd. Disc. Note,
                     0/10.25%, 7/15/2001                                                4,743,500
                     -------------------------------------------------------------
  3,500,000          LaRoche Industries, Inc., Sr. Sub. Note, 13.00%, 8/15/2004         3,666,250
                     -------------------------------------------------------------
  5,500,000      (a) Polymer Group, Inc., Sr. Note, 12.75%, 7/15/2002                   5,651,250
                     -------------------------------------------------------------
  3,000,000          UCC Investors Holdings, Inc., Sr. Sub. Note, 11.00%, 5/1/2003      3,060,000
                     -------------------------------------------------------------
  2,750,000          Uniroyal Technology Corp., Sr. Secd. Note, 11.75%, 6/1/2003        2,571,250
                     -------------------------------------------------------------   ------------
                     Total                                                             42,420,750
                     -------------------------------------------------------------   ------------
                     CLOTHING & TEXTILES--2.1%
                     -------------------------------------------------------------
  4,000,000          Dan River Inc., Sr. Sub. Note, 10.125%, 12/15/2003                 4,000,000
                     -------------------------------------------------------------
  7,675,000          WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005         7,483,125
                     -------------------------------------------------------------   ------------
                     Total                                                             11,483,125
                     -------------------------------------------------------------   ------------
                     CONGLOMERATES--2.4%
                     -------------------------------------------------------------
  4,000,000          Fairchild Industries, Sr. Secd. Note, 12.25%, 2/1/1999             4,100,000
                     -------------------------------------------------------------
  6,700,000          Sherritt Gordon Ltd., Sr. Note, 9.75%, 4/1/2003                    6,767,000
                     -------------------------------------------------------------
  1,000,000          Sherritt, Inc., Deb., 10.50%, 3/31/2014                            1,022,500
                     -------------------------------------------------------------
  1,053,000          Walter Industries, Inc., Sr. Note, 12.19%, 3/15/2000               1,076,693
                     -------------------------------------------------------------   ------------
                     Total                                                             12,966,193
                     -------------------------------------------------------------   ------------
                     CONSUMER PRODUCTS--1.5%
                     -------------------------------------------------------------
  2,100,000      (a) American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005              2,100,000
                     -------------------------------------------------------------
  6,300,000          Playtex Family Products Corp., Sr. Sub. Note, 9.00%,
                     12/15/2003                                                         5,953,500
                     -------------------------------------------------------------   ------------
                     Total                                                              8,053,500
                     -------------------------------------------------------------   ------------
                     CONTAINER & GLASS PRODUCTS--2.4%
                     -------------------------------------------------------------
  1,260,000   (a)(b) Kane Industries, Inc., Sr. Sub. Disc. Note, 7.50%, 2/1/1998                0
                     -------------------------------------------------------------
  2,900,000          Owens-Illinois, Inc., Note, 10.00%, 8/1/2002                       3,001,500
                     -------------------------------------------------------------



FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------          -------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
                     CONTAINER & GLASS PRODUCTS--CONTINUED
                     -------------------------------------------------------------
$ 7,400,000          Owens-Illinois, Inc., Sr. Sub. Note, 9.95%, 10/15/2004          $  7,622,000
                     -------------------------------------------------------------
    500,000          Plastic Containers, Inc., Sr. Secd. Note, 10.75%, 4/1/2001           522,500
                     -------------------------------------------------------------
  2,000,000          Silgan Corp., Sr. Sub. Note, 11.75%, 6/15/2002                     2,110,000
                     -------------------------------------------------------------   ------------
                     Total                                                             13,256,000
                     -------------------------------------------------------------   ------------
                     COSMETICS & TOILETRIES--1.8%
                     -------------------------------------------------------------
    200,000          Revlon Consumer Products Corp., Note, 9.375%, 4/1/2001               198,250
                     -------------------------------------------------------------
  2,000,000          Revlon Consumer Products Corp., Sr. Sub. Note, 10.50%,
                     2/15/2003                                                          2,002,500
                     -------------------------------------------------------------
 10,500,000          Revlon Worldwide Corp., Sr. Secd. Note, Series B, 12.00%
                     accrual, 3/15/1998                                                 7,481,250
                     -------------------------------------------------------------   ------------
                     Total                                                              9,682,000
                     -------------------------------------------------------------   ------------
                     ECOLOGICAL SERVICES & EQUIPMENT--2.4%
                     -------------------------------------------------------------
  4,625,000          Allied Waste Industries, Inc., Sr. Sub. Note, 12.00%,
                     2/1/2004                                                           4,995,000
                     -------------------------------------------------------------
  4,000,000          ICF Kaiser International, Inc., Sr. Sub. Note, 12.00%,
                     12/31/2003                                                         3,750,000
                     -------------------------------------------------------------
  4,350,000          Mid-American Waste Systems, Inc., Sr. Sub. Note, 12.25%,
                     2/15/2003                                                          4,545,750
                     -------------------------------------------------------------   ------------
                     Total                                                             13,290,750
                     -------------------------------------------------------------   ------------
                     FARMING & AGRICULTURE--0.5%
                     -------------------------------------------------------------
  3,000,000          Spreckels Industries, Inc., Sr. Secd. Note, 11.50%, 9/1/2000       2,970,000
                     -------------------------------------------------------------   ------------
                     FOOD & DRUG RETAILERS--2.4%
                     -------------------------------------------------------------
  3,975,000          Pathmark Stores, Inc., Sr. Sub. Note, 9.625%, 5/1/2003             3,984,938
                     -------------------------------------------------------------
  3,300,000          Penn Traffic Co., Sr. Sub. Note, 9.625%, 4/15/2005                 2,689,500
                     -------------------------------------------------------------
  5,200,000          Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                   5,096,000
                     -------------------------------------------------------------
  1,500,000          Ralph's Grocery Co., Sr. Sub. Note, 11.00%, 6/15/2005              1,425,000
                     -------------------------------------------------------------   ------------
                     Total                                                             13,195,438
                     -------------------------------------------------------------   ------------
                     FOOD PRODUCTS--4.2%
                     -------------------------------------------------------------
  6,700,000          Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005         7,185,750
                     -------------------------------------------------------------
  3,300,000          Doskocil Cos., Inc., Sr. Sub. Note, 9.75%, 7/15/2000               3,234,000
                     -------------------------------------------------------------
  4,500,000          PMI Acquisition Corp., Sr. Sub. Note, 10.25%, 9/1/2003             4,601,250
                     -------------------------------------------------------------



FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------          -------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
                     FOOD PRODUCTS--CONTINUED
                     -------------------------------------------------------------
$ 6,000,000          Specialty Foods Acquisition Corp., Sr. Secd. Disc. Deb.,
                     0/13.00%, 8/15/2005                                             $  3,180,000
                     -------------------------------------------------------------
  1,100,000          Specialty Foods Corp., Sr. Note, 11.125%, 10/1/2002                1,094,500
                     -------------------------------------------------------------
  3,750,000          Specialty Foods Corp., Sr. Sub. Note, 11.25%, 8/15/2003            3,581,250
                     -------------------------------------------------------------   ------------
                     Total                                                             22,876,750
                     -------------------------------------------------------------   ------------
                     FOOD SERVICES--1.8%
                     -------------------------------------------------------------
  8,750,000          Flagstar Corp., Sr. Note, 10.875%, 12/1/2002                       8,115,625
                     -------------------------------------------------------------
  2,250,000          Flagstar Corp., Sr. Sub. Deb., 11.25%, 11/1/2004                   1,738,125
                     -------------------------------------------------------------   ------------
                     Total                                                              9,853,750
                     -------------------------------------------------------------   ------------
                     FOREST PRODUCTS--4.4%
                     -------------------------------------------------------------
  4,125,000          Container Corp. of America, Sr. Note, 11.25%, 5/1/2004             4,393,125
                     -------------------------------------------------------------
  1,000,000          Container Corp. of America, Sr. Note, 9.75%, 4/1/2003              1,023,750
                     -------------------------------------------------------------
  4,500,000          Domtar, Inc., Note, 12.00%, 4/15/2001                              5,208,750
                     -------------------------------------------------------------
  4,300,000          Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
                     4/15/2005                                                          4,375,250
                     -------------------------------------------------------------
  1,000,000          Riverwood International Corp., Sr. Sub. Note, 11.25%,
                     6/15/2002                                                          1,095,000
                     -------------------------------------------------------------
  1,500,000          S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                1,665,000
                     -------------------------------------------------------------
  6,250,000          Stone Container Corp., Sr. Note, 9.875%, 2/1/2001                  6,218,750
                     -------------------------------------------------------------   ------------
                     Total                                                             23,979,625
                     -------------------------------------------------------------   ------------
                     HEALTHCARE--2.0%
                     -------------------------------------------------------------
  2,026,785          AmeriSource Health Corp., Sr. Deb., 11.25%, 7/15/2005              2,188,928
                     -------------------------------------------------------------
  3,750,000          Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%,
                     6/15/2005                                                          3,853,125
                     -------------------------------------------------------------
    750,000          Integrated Health Services, Inc., Sr. Sub. Note, 9.625%,
                 (a) 5/31/2002                                                            765,000
                     -------------------------------------------------------------
  4,000,000          Tenet Healthcare Corp., Sr. Sub. Note, 10.125%, 3/1/2005           4,225,000
                     -------------------------------------------------------------   ------------
                     Total                                                             11,032,053
                     -------------------------------------------------------------   ------------



FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------          -------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
                     HOME PRODUCTS & FURNISHINGS--2.5%
                     -------------------------------------------------------------
$ 1,250,000          American Standard, Inc., Sr. Deb., 11.375%, 5/15/2004           $  1,368,750
                     -------------------------------------------------------------
  9,350,000          American Standard, Inc., Sr. Sub. Disc. Deb., 0/10.50%,
                     6/1/2005                                                           7,281,313
                     -------------------------------------------------------------
  4,900,000          Triangle Pacific Corp., Sr. Note, 10.50%, 8/1/2003                 5,071,500
                     -------------------------------------------------------------   ------------
                     Total                                                             13,721,563
                     -------------------------------------------------------------   ------------
                     HOTELS, MOTELS, INNS & CASINOS--0.6%
                     -------------------------------------------------------------
  3,000,000          Motels of America, Inc., Sr. Sub. Note, 12.00%, 4/15/2004          3,048,750
                     -------------------------------------------------------------   ------------
                     INDUSTRIAL PRODUCTS & EQUIPMENT--1.8%
                     -------------------------------------------------------------
  3,650,000          Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%,
                 (a) 7/15/2005                                                          3,805,125
                     -------------------------------------------------------------
  4,000,000          Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%,
                     7/1/2001                                                           3,900,000
                     -------------------------------------------------------------
  2,250,000          Pace Industries, Inc., Sr. Note, 10.625%, 12/1/2002                2,103,750
                     -------------------------------------------------------------   ------------
                     Total                                                              9,808,875
                     -------------------------------------------------------------   ------------
                     LEISURE & ENTERTAINMENT--2.8%
                     -------------------------------------------------------------
  3,900,000          Affinity Group, Inc., Sr. Sub. Note, 11.50%, 10/15/2003            3,929,250
                     -------------------------------------------------------------
  3,100,000          Alliance Entertainment Corp., Sr. Sub. Note, 11.25%,
                 (a) 7/15/2005                                                          3,100,000
                     -------------------------------------------------------------
  1,600,000      (a) Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                   1,616,000
                     -------------------------------------------------------------
  8,450,000          Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%,
                     6/15/2005                                                          6,231,875
                     -------------------------------------------------------------   ------------
                     Total                                                             14,877,125
                     -------------------------------------------------------------   ------------
                     MACHINERY & EQUIPMENT--1.9%
                     -------------------------------------------------------------
  5,300,000          Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                      5,392,750
                     -------------------------------------------------------------
  4,500,000          Waters Corp., Sr. Sub. Note, 12.75%, 9/30/2004                     4,803,750
                     -------------------------------------------------------------   ------------
                     Total                                                             10,196,500
                     -------------------------------------------------------------   ------------
                     OIL & GAS--3.6%
                     -------------------------------------------------------------
  5,250,000          Clark USA, Inc., Sr. Note, 11.00% accrual, 2/15/2000               3,320,625
                     -------------------------------------------------------------
  3,750,000          Falcon Drilling Co., Inc., Sr. Note, 9.75%, 1/15/2001              3,735,938
                     -------------------------------------------------------------
  2,000,000          Falcon Drilling Co., Inc., Sr. Sub. Note, 12.50%, 3/15/2005        2,110,000
                     -------------------------------------------------------------
  3,500,000          Giant Industries, Inc., Sr. Sub. Note, 9.75%, 11/15/2003           3,447,500
                     -------------------------------------------------------------



FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------          -------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
                     OIL & GAS--CONTINUED
                     -------------------------------------------------------------
$ 2,250,000          H.S. Resources, Inc., Sr. Sub. Note, 9.875%, 12/1/2003          $  2,176,875
                     -------------------------------------------------------------
  2,000,000          Triton Energy Corp., Sr. Sub. Disc. Note, 0/9.75%, 12/15/2000      1,830,000
                     -------------------------------------------------------------
  3,550,000          WRT Energy Corp., Unit, 13.875%, 3/1/2002                          3,070,750
                     -------------------------------------------------------------   ------------
                     Total                                                             19,691,688
                     -------------------------------------------------------------   ------------
                     PRINTING & PUBLISHING--1.3%
                     -------------------------------------------------------------
  4,500,000          Affiliated Newspaper, Sr. Disc. Note, 0/13.25%, 7/1/2006           2,587,500
                     -------------------------------------------------------------
  2,625,000          Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%,
                     7/1/2004                                                           2,520,000
                     -------------------------------------------------------------
  2,225,000          Webcraft Technologies, Inc., Sr. Sub. Note, 9.375%, 2/15/2002      1,977,469
                     -------------------------------------------------------------   ------------
                     Total                                                              7,084,969
                     -------------------------------------------------------------   ------------
                     RETAILERS--3.0%
                     -------------------------------------------------------------
  5,200,000          Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003             4,764,500
                     -------------------------------------------------------------
  1,600,000      (a) Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                1,636,000
                     -------------------------------------------------------------
  2,500,000          Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%,
                     8/1/2002                                                           2,592,500
                     -------------------------------------------------------------
  5,000,000          ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002      5,200,000
                     -------------------------------------------------------------
  1,900,000      (a) Samsonite Corp., Sr. Sub. Note, 11.125%, 7/15/2005                 1,945,125
                     -------------------------------------------------------------   ------------
                     Total                                                             16,138,125
                     -------------------------------------------------------------   ------------
                     SERVICES--0.7%
                     -------------------------------------------------------------
  3,975,000          Solon Automated Services, Inc., Sr. Note, 12.75%, 7/15/2001        3,994,875
                     -------------------------------------------------------------   ------------
                     STEEL--5.3%
                     -------------------------------------------------------------
  4,650,000          Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%, 8/1/2004        3,696,750
                     -------------------------------------------------------------
  2,000,000          Armco, Inc., Sr. Note, 9.375%, 11/1/2000                           1,972,500
                     -------------------------------------------------------------
  3,500,000          Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                 3,246,250
                     -------------------------------------------------------------
  4,250,000          Carbide/Graphite Group, Sr. Note, 11.50%, 9/1/2003                 4,462,500
                     -------------------------------------------------------------
  5,850,000          EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                     5,323,500
                     -------------------------------------------------------------
  5,000,000          GS Technologies Operating Co., Inc., Sr. Note, 12.00%,
                     9/1/2004                                                           4,925,000
                     -------------------------------------------------------------
  3,000,000          Geneva Steel Co., Sr. Note, 11.125%, 3/15/2001                     2,520,000
                     -------------------------------------------------------------
  3,000,000          Northwestern Steel & Wire Co., Sr. Note, 9.50%, 6/15/2001          2,880,000
                     -------------------------------------------------------------   ------------
                     Total                                                             29,026,500
                     -------------------------------------------------------------   ------------



FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT
 OR SHARES                                                                              VALUE
-----------          -------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
----------------------------------------------------------------------------------
                     SURFACE TRANSPORTATION--3.1%
                     -------------------------------------------------------------
$ 5,000,000          Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004           $  5,262,500
                     -------------------------------------------------------------
  4,600,000          Sea Containers Ltd., Sr. Note, 9.50%, 7/1/2003                     4,519,500
                     -------------------------------------------------------------
    775,000          Sea Containers Ltd., Sr. Sub. Deb., Series B, 12.50%,
                     12/1/2004                                                            840,875
                     -------------------------------------------------------------
  3,125,000          Trans Ocean Container Corp., Sr. Sub. Note, 12.25%, 7/1/2004       3,171,875
                     -------------------------------------------------------------
  3,000,000          Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                     2,985,000
                     -------------------------------------------------------------   ------------
                     Total                                                             16,779,750
                     -------------------------------------------------------------   ------------
                     TELECOMMUNICATIONS & CELLULAR--5.1%
                     -------------------------------------------------------------
  3,000,000          Cellular Communications International, Inc., Unit, 13.25%
                     accrual, 8/15/2000                                                 1,642,500
                     -------------------------------------------------------------
  3,000,000          NEXTEL Communications, Inc., Sr. Disc. Note, 0/11.50%,
                     9/1/2003                                                           1,687,500
                     -------------------------------------------------------------
  4,000,000          NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%,
                     8/15/2004                                                          1,970,000
                     -------------------------------------------------------------
  4,000,000          Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007             4,050,000
                     -------------------------------------------------------------
  8,600,000          PanAmSat, Corp., Sr. Sub. Disc. Note, 0/11.375%, 8/1/2003          6,665,000
                     -------------------------------------------------------------
  3,000,000      (a) Peoples Telephone Co., Sr. Note, 12.25%, 7/15/2002                 3,022,500
                     -------------------------------------------------------------
  4,000,000          ProNet, Inc., Sr. Sub. Note, 11.875%, 6/15/2005                    4,240,000
                     -------------------------------------------------------------
  4,750,000          USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004         4,370,000
                     -------------------------------------------------------------   ------------
                     Total                                                             27,647,500
                     -------------------------------------------------------------   ------------
                     UTILITIES--2.3%
                     -------------------------------------------------------------
 12,000,000          California Energy Co., Inc., Sr. Disc. Note, 0/10.25%,
                     1/15/2004                                                         10,500,000
                     -------------------------------------------------------------
  1,650,000          California Energy Co., Inc., Sr. Secd. Note, 9.875%,
                     6/30/2003                                                          1,670,625
                     -------------------------------------------------------------   ------------
                     Total                                                             12,170,625
                     -------------------------------------------------------------   ------------
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $498,320,753)             491,041,110
                     -------------------------------------------------------------   ------------
COMMON STOCKS--1.4%
----------------------------------------------------------------------------------
                     BUILDING & DEVELOPMENT--0.0%
                     -------------------------------------------------------------
      3,080          Atlantic Gulf Communities Corp.                                       26,180
                     -------------------------------------------------------------
      2,342          Atlantic Gulf Communities Corp., Warrants                                329
                     -------------------------------------------------------------   ------------
                     Total                                                                 26,509
                     -------------------------------------------------------------   ------------



FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

  SHARES                                                                                VALUE
-----------          -------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                     BUSINESS EQUIPMENT & SERVICES--0.0%
                     -------------------------------------------------------------
      5,460      (a) San Jacinto Holdings, Inc.                                      $      2,184
                     -------------------------------------------------------------   ------------
                     CHEMICALS & PLASTICS--0.0%
                     -------------------------------------------------------------
     14,862      (a) UCC Investors Holdings, Inc.                                         154,193
                     -------------------------------------------------------------
     27,500          Uniroyal Technology Corp., Warrants                                   82,500
                     -------------------------------------------------------------   ------------
                     Total                                                                236,693
                     -------------------------------------------------------------   ------------
                     CONGLOMERATES--0.8%
                     -------------------------------------------------------------
    722,871          Triton Group Ltd.                                                  1,581,280
                     -------------------------------------------------------------
    181,487          Walter Industries, Inc.                                            2,540,818
                     -------------------------------------------------------------   ------------


                     Total                                                              4,122,098
                     -------------------------------------------------------------   ------------
                     CONTAINER & GLASS PRODUCTS--0.0%
                     -------------------------------------------------------------
     53,400   (a)(b) Kane Industries, Inc., Warrants                                            0
                     -------------------------------------------------------------   ------------
                     FARMING & AGRICULTURE--0.2%
                     -------------------------------------------------------------
    114,545          Spreckels Industries, Inc., Class A                                  959,314
                     -------------------------------------------------------------   ------------
                     FOOD & DRUG RETAILERS--0.4%
                     -------------------------------------------------------------
    150,231          Grand Union Co.                                                    2,046,897
                     -------------------------------------------------------------   ------------
                     PRINTING & PUBLISHING--0.0%
                     -------------------------------------------------------------
      4,500          Affiliated Newspaper                                                 112,500
                     -------------------------------------------------------------   ------------
                     RETAILERS--0.0%
                     -------------------------------------------------------------
      2,500          Hosiery Corp. of America, Inc.                                         7,500
                     -------------------------------------------------------------
      5,000      (a) IHF Capital, Inc., Warrants                                          100,000
                     -------------------------------------------------------------   ------------
                     Total                                                                107,500
                     -------------------------------------------------------------   ------------
                     TOTAL COMMON STOCKS (IDENTIFIED COST $19,055,849)                  7,613,695
                     -------------------------------------------------------------   ------------
PREFERRED STOCKS--0.9%
----------------------------------------------------------------------------------
                     PRINTING & PUBLISHING--0.4%
                     -------------------------------------------------------------
     24,679          K-III Communications Corp., PIK Pfd., Series B, 11.625%            2,381,532
                     -------------------------------------------------------------   ------------



FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                VALUE
-----------          -------------------------------------------------------------   ------------
PREFERRED STOCKS--CONTINUED
----------------------------------------------------------------------------------
                     TELECOMMUNICATIONS & CELLULAR--0.5%
                     -------------------------------------------------------------
      2,316          PanAmSat Corp., Sr. Red. Pfd. Stk.                                $2,577,708
                     -------------------------------------------------------------   ------------
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,842,405)                4,959,240
                     -------------------------------------------------------------   ------------
U.S. TREASURY--1.0%
----------------------------------------------------------------------------------
                     TREASURY SECURITIES--1.0%
                     -------------------------------------------------------------
$ 5,000,000          United States Treasury Note, 7.75%, 1/31/2000
                     (IDENTIFIED COST $5,043,125)                                       5,317,848
                     -------------------------------------------------------------   ------------
(C) REPURCHASE AGREEMENTS--5.2%
----------------------------------------------------------------------------------
                     BANKING--5.2%
                     -------------------------------------------------------------
 28,390,000          J.P. Morgan & Co., Inc., 5.83%, Dated 8/31/1995, Due 9/1/1995     28,390,000
                     -------------------------------------------------------------   ------------
                     TOTAL INVESTMENTS (IDENTIFIED COST $555,652,132)(D)             $537,321,893
                     -------------------------------------------------------------   ------------


(a) Indicates private placement securities held at August 31, 1995, with a total market value of $43,462,377, which represent 8.00% of total net assets.

(b) Non-income producing security.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $555,652,132. The unrealized depreciation of investments on a federal tax basis amounts to $18,330,239 which is comprised of $10,891,122 appreciation and $29,221,361 depreciation at August 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($544,258,245) at August 31, 1995.

The following acronym(s) are used throughout this portfolio:

PIK  -- Payment in Kind
PLC  -- Public Limited Company


(See Notes which are an integral part of the Financial Statements)


FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

KANE INDUSTRIES, INC.

On March 18, 1994, Kane Industries, Inc., along with two of its affiliates, Kane, Inc. and Alford Industries, Inc., filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The Trust's investment adviser is unable to predict the outcome or timing of these proceedings.


FEDERATED HIGH YIELD TRUST

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $555,652,132)    $537,321,893
--------------------------------------------------------------------------------
Income receivable                                                                     10,175,287
--------------------------------------------------------------------------------
Receivable for investments sold                                                       11,302,735
--------------------------------------------------------------------------------
Receivable for shares sold                                                             1,854,655
--------------------------------------------------------------------------------
Prepaid expenses                                                                             105
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    560,654,675
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                    $13,390,899
------------------------------------------------------------------
Payable for shares redeemed                                            1,397,582
------------------------------------------------------------------
Income distribution payable                                            1,202,364
------------------------------------------------------------------
Payable to bank                                                          296,354
------------------------------------------------------------------
Accrued expenses                                                         109,231
------------------------------------------------------------------   -----------
     Total liabilities                                                                16,396,430
--------------------------------------------------------------------------------    ------------
Net Assets for 61,575,382 shares outstanding                                        $544,258,245
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $588,957,538
--------------------------------------------------------------------------------
Net unrealized depreciation of investments and foreign currency transactions         (18,329,532)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions       (26,067,596)
--------------------------------------------------------------------------------
Distributions in excess of net investment income                                        (302,165)
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $544,258,245
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$544,258,245/61,575,382 shares outstanding                                                 $8.84
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED HIGH YIELD TRUST

STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Dividends                                                                                                         $    54,923
-----------------------------------------------------------------------------------------------------
Interest                                                                                                           26,225,835
-----------------------------------------------------------------------------------------------------               ---------
   Total income                                                                                                    26,280,758
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                            $1,918,117
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                             193,602
-----------------------------------------------------------------------------------------
Custodian fees                                                                                         45,707
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                               81,381
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                               6,256
-----------------------------------------------------------------------------------------
Auditing fees                                                                                           9,512
-----------------------------------------------------------------------------------------
Legal fees                                                                                              4,544
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                              61,381
-----------------------------------------------------------------------------------------
Shareholder services fee                                                                              639,372
-----------------------------------------------------------------------------------------
Share registration costs                                                                               50,803
-----------------------------------------------------------------------------------------
Printing and postage                                                                                   15,088
-----------------------------------------------------------------------------------------
Insurance premiums                                                                                      5,888
-----------------------------------------------------------------------------------------
Taxes                                                                                                   7,544
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                           3,680
-----------------------------------------------------------------------------------------            --------
   Total expenses                                                                                   3,042,875
-----------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------------------
 Waiver of investment advisory fee                                                   $(614,525)
------------------------------------------------------------------------------
 Waiver of shareholder services fee                                                   (177,993)
------------------------------------------------------------------------------        --------
   Total waivers                                                                                     (792,518)
-----------------------------------------------------------------------------------------            --------
       Net expenses                                                                                                 2,250,357
-----------------------------------------------------------------------------------------------------               ---------
           Net investment income                                                                                   24,030,401
-----------------------------------------------------------------------------------------------------               ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                                  1,803,261
-----------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments and foreign currency transactions                             13,260,068
-----------------------------------------------------------------------------------------------------               ---------
   Net realized and unrealized gain on investments and foreign currency transactions                               15,063,329
-----------------------------------------------------------------------------------------------------               ---------
       Change in net assets resulting from operations                                                             $39,093,730
-----------------------------------------------------------------------------------------------------               ---------


(See Notes which are an integral part of the Financial Statements)


FEDERATED HIGH YIELD TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 1995         YEAR ENDED
                                                          (UNAUDITED)       FEBRUARY 28, 1995
                                                       -----------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------
OPERATIONS--
----------------------------------------------------
Net investment income                                    $  24,030,401        $   37,778,736
----------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions ($ 1,803,261 and
($1,456,604), respectively, as computed for federal
tax purposes)                                                1,803,261            (4,773,544)
----------------------------------------------------
Net change in unrealized appreciation (depreciation)
of investments and foreign currency transactions            13,260,068           (33,406,182)
----------------------------------------------------     ---------------      ---------------
     Change in net assets resulting from operations         39,093,730              (400,990)
----------------------------------------------------     ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------
Distributions from net investment income                   (23,890,363)          (37,778,736)
----------------------------------------------------
Distributions in excess of net investment income                    --              (428,915)
----------------------------------------------------     ---------------      ---------------
     Change in net assets resulting from
     distributions to shareholders                         (23,890,363)          (38,207,651)
----------------------------------------------------     ---------------      ---------------
SHARE TRANSACTIONS--
----------------------------------------------------
Proceeds from sale of shares                               391,241,005           629,838,185
----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                           16,301,528            20,569,292
----------------------------------------------------
Cost of shares redeemed                                   (343,091,960)         (579,239,706)
----------------------------------------------------     ---------------      ---------------
     Change in net assets resulting from share
     transactions                                           64,450,573            71,167,771
----------------------------------------------------     ---------------      ---------------
          Change in net assets                              79,653,940            32,559,130
----------------------------------------------------
NET ASSETS:
----------------------------------------------------
Beginning of period                                        464,604,305           432,045,175
----------------------------------------------------     ---------------      ---------------
End of period (including undistributed net
  investment income of $0 and $0, respectively)          $ 544,258,245        $  464,604,305
----------------------------------------------------     ---------------      ---------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED HIGH YIELD TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                SIX MONTHS
                   ENDED
                (UNAUDITED)                                       YEAR ENDED FEBRUARY 28 OR 29,
                AUGUST 31,       ------------------------------------------------------------------------------------------------
                   1995          1995       1994       1993       1992       1991       1990        1989        1988        1987
                -----------      -----      -----      -----      -----      -----      -----      ------      ------      ------
NET ASSET
  VALUE,
BEGINNING OF
PERIOD             $8.57         $9.48      $9.10      $8.91      $6.99      $8.02      $9.96      $10.21      $11.25      $10.96
------------
INCOME FROM
  INVESTMENT
OPERATIONS
------------
 Net
 investment
 income             0.41          0.84       0.84       0.93       1.03       1.04       1.30        1.30        1.26        1.30
------------
 Net
 realized
 and
 unrealized
 gain (loss)
 on
 investments        0.27         (0.90)      0.40       0.19       1.90      (0.92)     (1.96)      (0.25)      (0.98)       0.32
------------     -------          ----       ----       ----       ----       ----       ----       -----       -----       -----
 Total from
 investment
 operations         0.68         (0.06)      1.24       1.12       2.93       0.12      (0.66)       1.05        0.28        1.62
------------
LESS
DISTRIBUTIONS
------------
 Distributions
 from net
 investment
 income            (0.41)        (0.84)     (0.86)     (0.93)     (1.01)     (1.06)     (1.28)      (1.30)      (1.26)      (1.30)
------------
 Distributions
 in excess of
 net
 investment
 income(a)            --         (0.01)        --         --         --      (0.09)        --          --          --          --
------------
 Distributions
 from net
 realized
 gain on
 investment
transactions          --            --         --         --         --         --         --          --       (0.06)      (0.03)
------------     -------          ----       ----       ----       ----       ----       ----       -----       -----       -----
 Total
 distributions     (0.41)        (0.85)     (0.86)     (0.93)     (1.01)     (1.15)     (1.28)      (1.30)      (1.32)      (1.33)
------------     -------          ----       ----       ----       ----       ----       ----       -----       -----       -----
NET ASSET
 VALUE, END
 OF PERIOD         $8.84         $8.57      $9.48      $9.10      $8.91      $6.99      $8.02      $ 9.96      $10.21      $11.25
------------     -------          ----       ----       ----       ----       ----       ----       -----       -----       -----
TOTAL
 RETURN(B)          8.07%        (0.32%)    14.16%     13.28%     44.15%      3.12%     (7.50%)     10.92%       3.08%      15.75%
------------
RATIOS TO
  AVERAGE
NET ASSETS
------------
 Expenses           0.88%*        0.85%      0.83%      0.77%      0.76%      0.78%      0.76%       0.75%       0.75%       0.75%
------------
 Net
 investment
 income             9.37%*        9.70%      9.17%     10.54%     12.73%     14.82%     13.87%      12.89%      12.25%      11.86%
------------
 Expense
 waiver/
 reimbursement(c)   0.31%*        0.22%      0.13%      0.22%      0.33%      0.49%      0.33%       0.32%       0.24%       0.35%
------------
SUPPLEMENTAL
  DATA
------------
 Net assets,
 end of
 period (000
 omitted)          $544,258      $464,604   $432,045   $354,383   $222,937   $103,647   $134,242   $235,208    $246,745    $271,148
------------
 Portfolio
  turnover            49%           99%       112%        93%        61%        31%        24%         51%         73%         57%
------------


* Computed on an annualized basis.

(a) Distributions in excess of net investment income for the periods ended February 28, 1995 and 1991 were a result of certain book and timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FEDERATED HIGH YIELD TRUST

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Federated High Yield Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").
     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.


FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

     At February 28, 1995, the Trust, for federal tax purposes, had a capital loss carryforward of $24,374,244, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

                     EXPIRATION                                  EXPIRATION
                        YEAR                                       AMOUNT
                     ----------                                  ----------
                        1998                                    $ 5,075,478
                        1999                                    $11,012,464
                        2000                                    $ 6,829,698
                        2003                                    $ 1,456,604


     Additionally, net capital losses of ($ 3,325,355) attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Trust's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Trust are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     INVESTMENT RISK--Although the Fund has a diversified portfolio, the Fund has 92.3% of its portfolio invested in lower rated and comparable quality unrated high yield securities. Investments


FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

     in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund held defaulted securities with a value aggregating $0, at August 31, 1995.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                       SIX MONTHS ENDED         YEAR ENDED
                                                        AUGUST 31, 1995     FEBRUARY 28, 1995
                                                       -----------------    ------------------
----------------------------------------------------
Shares sold                                                44,599,402            72,545,518
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      1,855,251             2,380,438
----------------------------------------------------
Shares redeemed                                           (39,099,774)          (66,300,129)
----------------------------------------------------   ---------------      ---------------
  Net change resulting from share transactions              7,354,879             8,625,827
----------------------------------------------------   ---------------      ---------------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Trust's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services, under the Administrative Services Agreement, provides the Trust with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of daily average net assets of the


FEDERATED HIGH YIELD TRUST
--------------------------------------------------------------------------------

Trust for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Trust. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1995, were as follows:

------------------------------------------------------------------------------
PURCHASES                                                                        $285,442,586
------------------------------------------------------------------------------   ------------
SALES                                                                            $234,552,162
------------------------------------------------------------------------------   ------------

TRUSTEES                                 OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                          John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                      Glen R. Johnson
William J. Copeland                      President
James E. Dowd                            J. Christopher Donahue
Lawrence D. Ellis, M.D.                  Executive Vice President
Edward L. Flaherty, Jr.                  Edward C. Gonzales
Peter E. Madden                          Executive Vice President
Gregor F. Meyer                          John W. McGonigle
John E. Murray, Jr.                      Executive Vice President and
Wesley W. Posvar                         Secretary
Marjorie P. Smuts                        Richard B. Fisher
                                         Vice President
                                         David M. Taylor
                                         Treasurer
                                         J. Crilley Kelly
                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

--------------------------------------------------------------------------------

                                                                       FEDERATED

--------------------------------------------------------------------------------

                                                                            HIGH

--------------------------------------------------------------------------------

                                                                           YIELD

--------------------------------------------------------------------------------

                                                                           TRUST

--------------------------------------------------------------------------------


                                                              SEMI-ANNUAL REPORT
                                                                 TO SHAREHOLDERS
                                                                 AUGUST 31, 1995

      FEDERATED SECURITIES CORP.
(LOGO)
-------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS
      FEDERATED INVESTORS TOWER
      PITTSBURGH, PA 15222-3779

      Cusip 314197104
      8092705 (10/95)

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